UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: June 30, 2005


ITEM 1. REPORT TO STOCKHOLDERS.

================================================================================

             G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

    [LOGO OF AMERICAN BEACON FUNDS] AMERICAN BEACON
                                    FUNDS(SM)

SEMI-ANNUAL REPORT

[GRAPHIC OF AMERICAN BEACON FUNDS]

June 30, 2005

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND

Formerly known as the
American AAdvantage Funds

================================================================================

ABOUT AMERICAN BEACON ADVISORS
--------------------------------------------------------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS
--------------------------------------------------------------------------------

President's Message ..................................   1

Financial Highlights

   Money Market Fund .................................  22

   U.S. Government
   Money Market Fund .................................  24

   Municipal
   Money Market Fund .................................  26

Schedule of Investments

   Money Market Portfolio ............................  28

   U.S. Government
   Money Market Portfolio ............................  30

   Municipal
   Money Market Portfolio ............................  31

Additional Information ................  Inside Back Cover

--------------------------------------------------------------------------------
Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

--------------------------------------------------------------------------------

American Beacon Funds                                              June 30, 2005

[GRAPHIC OF AMERICAN BEACON ADVISORS]

FELLOW SHAREHOLDERS:

Enclosed please find the Semi-Annual Report for the American Beacon Funds for the six months ended June 30, 2005. During this time, the money market series of the American Beacon Funds performed well against their respective peer groups.

     The year started with a short-term interest rate of 2.25%; however, the Federal Reserve Board subsequently raised the rate four times with increases of 25 basis points each time to end the six-month period at 3.25%. These widely expected moves were a continuation of the Fed's stated process of removing monetary policy accommodation at a "measured" pace. The Federal Open Market Committee ("FOMC") has now boosted the target rate a quarter percentage point at each of their last nine meetings. The FOMC stated that, even after these actions, "the stance of monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity. Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained."

     The Cash Management Class of the American Beacon Funds produced strong relative returns for the period. The Money Market Fund-Cash Management Class returned 1.32% for the six months, outperforming the Lipper Institutional Money Market Average return of 1.14%. The U.S. Government Money Market - Cash Management Class outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.28% versus 1.14% for the Average. Despite rising rates, both Funds surpassed their respective Lipper peer groups over all time periods.

     Looking forward, expectations are that the FOMC will vote to hike the overnight federal funds rate another 25 basis points at their upcoming meetings in August and September. During this rising rate environment, we will monitor the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                                Sincerely,

                                                /s/ William F. Quinn

                                                William F. Quinn
                                                President, American Beacon Funds

ECONOMIC OVERVIEW
(Unaudited)
================================================================================

Much like 2004, the financial markets have been keenly focused on the "Non-Farm Payroll" numbers in 2005. With employment demonstrating solid growth and concerns about inflation building, the Federal Reserve has raised overnight borrowing rates at nine consecutive Federal Open Market Committee (FOMC) meetings since June 2004. Over the past six months, the economy has shown significant growth across all sectors, particularly in housing, given single-family housing starts averaged more than 1.65 million units annually. With the economy expanding at a moderate pace, housing activity at high levels and business investment and manufacturing stronger, the Federal Reserve is predicted to continue raising the Fed Funds rate to at least 4.00% (according to economists' forecasts and the Fed Funds futures contracts) by December 2005. The yield curve flattened throughout the first six months of 2005, which led Federal Reserve Chairman Greenspan to label the flattening and potential inversion a "conundrum." Credit spreads remained at or near historically tight levels with little evidence of widening.

     Steady growth in the labor market and significant price increases in oil have changed the focus of the FOMC toward inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. The FOMC has consistently reiterated its stance that the tightening cycle would occur at a "measured" pace, and policymakers signaled that they will respond to changes in economic conditions in order to maintain their goal of price stability.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

     The U.S. economy continued to grow at a solid pace as Gross Domestic Product (GDP) for the first quarter of 2005 was revised upward to 3.8%. Although nonfarm payroll growth came in below consensus expectations, the unemployment rate dropped to 5.0% in June, its lowest point since September 2001. Crude oil prices remained elevated, approaching $60 per barrel, leading to concerns of reduced consumer spending and lower corporate profit margins. Still, GDP growth remains steady as estimates for the full year 2005 are in the 3.5-4% range.

     The American Beacon Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate securities in addition to short-dated commercial paper in this rising interest rate environment. The FOMC raised overnight rates by 25 basis points at both the May and June meetings, resulting in a Fed Funds target rate of 3.25%. The FOMC maintained its "measured" policy adjustment posture at the June meeting, ending speculation that they were done raising rates. "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually," the FOMC said in its statement accompanying the decision. Although the Fed characterized inflation pressures as "elevated," the headline Personal Consumption Expenditure deflator was a benign 2.2% at its May reading and the Consumer Price Index (CPI) was unchanged in June.

     Currently, with the Eurodollar futures market pricing in a Fed Funds rate of 4.00% by the end of the year, the Money Market Fund will maintain its weighted-average maturity relatively short. However, the Fund's investment advisor will continue to monitor economic trends and adjust the Fund's duration posture accordingly.

     For the six months ended June 30, 2005, the total return of the Cash Management Class of the American Beacon Money Market Fund was 1.32%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.14% by 18 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 11th among 291 and 20th among 259 Institutional Money Market Funds for the one-year and three-years ended June 30, 2005, respectively(1). The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

             CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2005

                 [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                  AMERICAN BEACON                 LIPPER INSTITUTIONAL
                 MONEY MARKET FUND             MONEY MARKET FUND AVERAGE
------------------------------------------------------------------------
 1 Year                2.14%                             1.79%
 3 Years*              1.50%                             1.21%
 5 Years*              2.58%                             2.33%
10 Years*              4.07%                             3.86%
------------------------------------------------------------------------

*Annualized

                                   [END CHART]

                                             ANNUALIZED TOTAL RETURNS
                                        ===================================
                                                  AS OF 6/30/05
                                        -----------------------------------
                                        1 YEAR       5 YEARS      10 YEARS
                                        ------       -------      ---------
Cash Management Class (1,3) .........    2.14%        2.58%         4.07%
Institutional Class (1) .............    2.02%        2.51%         4.04%
PlanAhead Class (1) .................    1.78%        2.23%         3.73%
Platinum Class (1,2) ................    1.29%        1.79%         3.33%

   1 Past performance is not indicative of future performance. An investment in the American Beacon Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

   2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 7/1/95.

   3 Fund performance for the five and ten-year periods represents the total returns achieved by the Institutional Class from 7/1/95 up to 12/1/01, the inception date of the Cash Management Class and the returns of the Cash Management Class since its inception. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 7/1/95.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                     CASH
                   MANAGEMENT     INSTITUTIONAL   PLANAHEAD   PLATINUM
                     CLASS            CLASS         CLASS       CLASS
                   ----------     -------------   ---------   ---------
7-day Current
   Yield*             3.10%           2.98%          2.75%       2.26%
7-day Effective
   Yield*             3.15%           3.02%          2.79%       2.28%
30-day Yield*         3.02%           2.90%          2.67%       2.18%
Weighted
   Average
   Maturity         33 Days         33 Days        33 Days     33 Days
Moody's Rating          Aaa             N/A            N/A         N/A
S&P Rating             AAAm             N/A            N/A         N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2005

                                               % OF
                                            NET ASSETS*
                                            -----------
Wells Fargo and Company                        5.3%
General Electric Capital Corporation           4.4%
Goldman Sachs Group                            4.2%
Toyota Motor Credit Corporation                4.1%
Morgan Stanley Group, Incorporated             3.9%
Credit Suisse First Boston Corporation         3.9%
Fifth Third Bank                               3.8%
Unicredito Italiano                            3.7%
SunTrust Bank                                  2.9%
Household Finance Corporation                  2.9%

* Percent of net assets portion of American Beacon Master Money Market
  Portfolio.

ASSET ALLOCATION AS OF JUNE 30, 2005

                                               % OF
                                            NET ASSETS*
                                            -----------
Bank CDs, TDs, and Notes                       42.2%
Corporate Notes                                37.9%
Repurchase Agreements                          16.8%
Funding Agreements                              2.1%
Commercial Paper                                0.7%
Net Other Assets                                0.3%

* Percent of net assets portion of American Beacon Master Money Market
  Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses
Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be

(Unaudited)
================================================================================

subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             BEGINNING         ENDING
                              ACCOUNT         ACCOUNT      EXPENSES PAID
                               VALUE           VALUE        DURING PERIOD*
                              1/1/05          6/30/05      1/1/05-6/30/05
                             ---------        -------      ---------------
CASH MANAGEMENT CLASS
Actual                       $1,000.00       $1,013.20         $0.75
Hypothetical (5% return
   before expenses)          $1,000.00       $1,024.05         $0.75
INSTITUTIONAL CLASS
Actual                       $1,000.00       $1,012.61         $1.32
Hypothetical (5% return
   before expenses)          $1,000.00       $1,023.48         $1.33
PLANAHEAD CLASS
Actual                       $1,000.00       $1,011.46         $2.48
Hypothetical (5% return
   before expenses)          $1,000.00       $1,022.33         $2.50
PLATINUM CLASS
Actual                       $1,000.00       $1,009.00         $4.93
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.89         $4.95

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.27%, 0.50%, and 0.99% for the Cash Management, Institutional, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

    The U.S. economy continued to grow at a solid pace as GDP for the first quarter of 2005 was revised upward to 3.8%. Although nonfarm payroll growth came in below consensus expectations, the unemployment rate dropped to 5.0% in June, its lowest point since September 2001. Crude oil prices remained elevated, approaching $60 per barrel, leading to concerns of reduced consumer spending and lower corporate profit margins. Still, GDP growth remains steady as estimates for the full year 2005 are in the 3.5-4% range.

     The American Beacon U.S. Government Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate agencies in addition to short-dated agency discount notes and coupons in this rising interest rate environment. The FOMC raised over-night rates by 25 basis points at both the May and June meetings, resulting in a Fed Funds target rate of 3.25%. The FOMC maintained its "measured" policy adjustment posture at the June meeting, ending speculation that they were done raising rates. "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually," the FOMC said in its statement accompanying the decision. Although the Fed characterized inflation pressures as "elevated," the headline Personal Consumption Expenditure deflator was a benign 2.2% at its May reading and the Consumer Price Index (CPI) was unchanged in June.

     Currently, with the Eurodollar futures market pricing in a Fed Funds rate of 4.00% by the end of the year, the U.S. Government Money Market Fund will maintain its weighted-average maturity relatively short. However, the Fund's investment advisor will continue to monitor economic trends and adjust the Fund's duration posture accordingly.

     For the six months ended June 30, 2005, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 1.28%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.14% by 14 basis points. Lipper Inc. ranked the Cash Management Class of the Fund 8th among 136, 11th among 105, and 12th among 60 Institutional U.S. Government Money Market Funds for the one-year, five-years and ten-years ended June 30, 2005, respectively(1). The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

           CASH MANAGEMENT CLASS TOTAL RETURNS AS OF JUNE 30, 2005

        [CHART OF CASH MANAGEMENT CLASS TOTAL RETURNS]

                 AMERICAN BEACON             LIPPER INSTITUTIONAL
              U.S. GOVERNMENT MONEY          U.S. GOVERNMENT MONEY
                   MARKET FUND                MARKET FUND AVERAGE
1 Year                2.06%                         1.79%
3 Years*              1.44%                         1.20%
5 Years*              2.51%                         2.27%
10 Years*             3.94%                         3.77%

*Annualized

                                   [END CHART]

                                           ANNUALIZED TOTAL RETURNS
                                         ==================================
                                                   AS OF 6/30/05
                                         ----------------------------------
                                         1 YEAR       5 YEARS     10 YEARS
                                         ------       -------     ---------
Cash Management Class (1,3) .........     2.06%        2.51%        3.94%
PlanAhead Class (1) .................     1.68%        2.14%        3.58%
Platinum Class (1,2) ................     1.25%        1.74%        3.19%

 1 Past performance is not indicative of future performance. An investment in the American Beacon U.S. Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

 2 Fund performance for the ten-year period represents the total returns achieved by the Cash Management Class from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Cash Management Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in existence since 7/1/95.

 3 Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                                  CASH
                               MANAGEMENT    PLANAHEAD    PLATINUM
                                 CLASS         CLASS       CLASS
                               ----------    ---------    ---------
7-day Current Yield*             3.01%          2.62%        2.21%
7-day Effective Yield*           3.05%          2.66%        2.23%
30-day Yield*                    2.91%          2.53%        2.11%
Weighted Average Maturity      16 Days       16 Days       16 Days
Moody's Rating                     Aaa           N/A           N/A
S&P Rating                        AAAm           N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

ASSET ALLOCATION AS OF JUNE 30, 2005

                                  % OF
                                NET ASSETS*
                                -----------
Government Securities              51.4%
Repurchase Agreements              48.4%
Net Other Assets                    0.2%

* Percent of net assets portion of American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

                              BEGINNING       ENDING
                               ACCOUNT       ACCOUNT      EXPENSES PAID
                                VALUE         VALUE        DURING PERIOD*
                               1/1/05        6/30/05      1/1/05-6/30/05
                              ---------      -------      ---------------
CASH MANAGEMENT CLASS
Actual                        $1,000.00      $1,012.81        $0.95
Hypothetical (5% return
   before expenses)           $1,000.00      $1,023.85        $0.95
PLANAHEAD CLASS
Actual                        $1,000.00      $1,010.94        $2.78
Hypothetical (5% return
   before expenses)           $1,000.00      $1,022.03        $2.79
PLATINUM CLASS
Actual                        $1,000.00      $1,008.81        $4.93
Hypothetical (5% return
   before expenses)           $1,000.00      $1,019.89        $4.96

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.19%, 0.56%, and 0.99% for the Cash Management, PlanAhead, and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM)
(Unaudited)
================================================================================

     The American Beacon Municipal Money Market Fund maintained a relatively short average maturity in the first half of 2005. The variable rate demand note
(VRDN) market provided the most attractive investment option throughout the period. Rates on these securities remained appealing, as short-term interest rates were increased at nine consecutive FOMC meetings since June 2004. In the current interest rate environment, the Fund will continue to focus on attractively priced VRDNs backed by letters of credit or bond insurance in anticipation of further "measured" rate hikes by the Federal Reserve.
     For the six months ended June 30, 2005, the total return of the PlanAhead Class of the American Beacon Municipal Money Market Fund was 0.65% as compared to the Lipper Tax-Exempt Money Market Average return of 0.73%. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

               PLANAHEAD CLASS TOTAL RETURNS AS OF JUNE 30, 2005

                    [CHART OF PLANAHEAD CLASS TOTAL RETURNS]

                AMERICAN BEACON                  LIPPER TAX-EXEMPT
            MUNICIPAL MONEY MARKET FUND       MONEY MARKET FUND AVERAGE
1 Year                0.89%                             1.11%
3 Years*              0.58%                             0.72%
5 Years*              1.27%                             1.33$
10 Years*             2.20%                             2.19%

*Annualized

                                   [END CHART]

                                         ANNUALIZED TOTAL RETURNS
                                         ========================
                                               AS OF 6/30/05
                                         ------------------------
                                         1 YEAR   5 YEARS  10 YEARS
                                         ------   -------  --------
PlanAhead Class (1) ................     0.89%    1.27%     2.20%
Platinum Class (1,2) ...............     0.89%    1.03%     1.90%

1 Past performance is not indicative of future performance. An investment in the American Beacon Municipal Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 Fund performance for the ten-year period represents the total returns achieved by the Institutional Class, a former Class of the Fund, from 7/1/95 up to 11/8/95, the inception date of the Platinum Class, and the returns of the Platinum Class since inception of the Class. Expenses of the Platinum Class are higher than those of the Institutional Class. Therefore, total returns shown are higher than they would have been had the Platinum Class been in place since 7/1/95.

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                                   PLANAHEAD           PLATINUM
                                     CLASS              CLASS
                                   ---------           --------
7-day Current Yield*                  1.52%              1.52%
7-day Effective Yield*                1.53%              1.53%
30 day Yield*                         1.43%              1.43%
Weighted Average Maturity            5 Days             5 Days

* Annualized. You may call 1-800-388-3344 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2005

                                                       % OF
                                                    NET ASSETS*
                                                    -----------
Moffat County, Colorado Pollution Control             10.5%
County of Breckinridge, Kentucky
   Association of Counties Leasing Trust               7.6%
Orange County Health Facilities Authority              6.3%
Alachua County, Florida Housing
   Financial Authority                                 5.8%
Village of Richton Park, Illinois-Industrial
   Development Revenue Bonds                           5.7%
Michigan State Housing Development
   Authority                                           5.6%
Ohio Water Development Authority                       5.4%
Montgomery County, Maryland Variable
   Rate Housing Revenue Bonds                          5.3%
Mansfield Texas Industrial Development
   Corporation                                         5.1%
New York State Housing Finance Agency                  5.1%

* Percent of net assets portion of American Beacon Master Municipal Money Market Portfolio.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET FUND(SM) -- CONTINUED
(Unaudited)
================================================================================

ASSET ALLOCATION AS OF JUNE 30, 2005

                                            % OF
                                          NET ASSETS*
                                          -----------
Municipal Obligations                        96.2%
Other Investments                             3.5%
Net Other Assets                              0.3%

* Percent of net assets portion of American Beacon Master Municipal Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES
    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             BEGINNING        ENDING
                              ACCOUNT         ACCOUNT      EXPENSES PAID
                               VALUE           VALUE       DURING PERIOD*
                              1/1/05          6/30/05      1/1/05-6/30/05
                             ---------        -------      --------------
PLANAHEAD CLASS
Actual                       $1,000.00       $1,006.46         $4.83
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.98         $4.86
PLATINUM CLASS
Actual                       $1,000.00       $1,006.38         $4.92
Hypothetical (5% return
   before expenses)          $1,000.00       $1,019.89         $4.96

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.97% and 0.99% for the PlanAhead and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)
================================================================================

                                                                      U.S. GOVERNMENT     MUNICIPAL
                                                       MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                       ============   ===============   ============
                                                                 (IN THOUSANDS, EXCEPT SHARE
                                                                   AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value ...............  $    837,832      $    30,525       $    4,839
    Receivable for fund shares sold .................            22                -                -
    Receivable from Manager for expense
       reimbursement (Note 2) .......................            22                4                2
    Prepaid expenses ................................            95               27               15
                                                       ------------      -----------       ----------
         TOTAL ASSETS ...............................       837,971           30,556            4,856
                                                       ------------      -----------       ----------
LIABILITIES:
    Payable for fund shares redeemed ................            15                -                -
    Dividends payable ...............................           179               56                -
    Administrative service and service fees payable
      (Note 2) ......................................           120                4                3
    Distribution fees payable (Note 2) ..............            10                -                1
    Other liabilities ...............................            36               16                4
                                                       ------------      -----------       ----------
         TOTAL LIABILITIES ..........................           360               76                8
                                                       ------------      -----------       ----------
NET ASSETS ..........................................  $    837,611      $    30,480       $    4,848
                                                       ============      ===========       ==========
ANALYSIS OF NET ASSETS:
    Paid-in-capital .................................       837,611           30,480            4,848
                                                       ------------      -----------       ----------
NET ASSETS ..........................................  $    837,611      $    30,480       $    4,848
                                                       ============      ===========       ==========
Shares outstanding (no par value):
    Cash Management Class ...........................   478,641,479       21,545,481              N/A
                                                       ============      ===========       ==========
    Institutional Class .............................    38,747,246              N/A              N/A
                                                       ============      ===========       ==========
    PlanAhead Class .................................   278,308,064        2,913,860        1,502,367
                                                       ============      ===========       ==========
    Platinum Class ..................................    41,914,548        6,020,703        3,346,063
                                                       ============      ===========       ==========
Net asset value per share, offering and redemption
       price per share:
    Cash Management Class ...........................  $       1.00      $      1.00              N/A
                                                       ============      ===========       ==========
    Institutional Class .............................  $       1.00              N/A              N/A
                                                       ============      ===========       ==========
    PlanAhead Class .................................  $       1.00      $      1.00       $     1.00
                                                       ============      ===========       ==========
    Platinum Class ..................................  $       1.00      $      1.00       $     1.00
                                                       ============      ===========       ==========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================

                                                                                U.S. GOVERNMENT    MUNICIPAL
                                                             MONEY MARKET         MONEY MARKET    MONEY MARKET
                                                             ============       ===============   ============
                                                                                 (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Interest income .........................................    $10,115              $478             $90
   Portfolio expenses ......................................       (401)              (20)             (4)
                                                                -------              ----             ---
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO .....      9,714               458              86
                                                                -------              ----             ---
FUND EXPENSES:
   Administrative service fees (Note 2):
     Cash Management Class .................................        138                 8               -
     Institutional Class ...................................         24                 -               -
     PlanAhead Class .......................................        116                 3               1
     Platinum Class ........................................        153                20              18
   Transfer agent fees:
     Cash Management Class .................................         11                 3               -
     Institutional Class ...................................          8                 -               -
     PlanAhead Class .......................................         18                 -               3
     Platinum Class ........................................          5                 2               2
   Professional fees .......................................         13                 -               -
   Registration fees and expenses ..........................         29                13              12
   Distribution fees - Platinum Class (Note 2) .............         59                 8               7
   Service Fees - PlanAhead Class (Note 2) .................        289                 7               2
   Other expenses ..........................................         33                 5               1
                                                                -------              ----             ---
        TOTAL FUND EXPENSES ................................        896                69              46
                                                                -------              ----             ---
LESS WAIVER AND REIMBURSEMENT OF EXPENSES (NOTE 2) .........        128                20              13
                                                                -------              ----             ---
        NET FUND EXPENSES ..................................        768                49              33
                                                                -------              ----             ---
NET INVESTMENT INCOME ......................................      8,946               409              53
                                                                -------              ----             ---
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments .......................          2                 1               -
                                                                -------              ----             ---
        NET GAIN ON INVESTMENTS ............................          2                 1               -
                                                                -------              ----             ---
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 8,948              $410             $53
                                                                =======              ====             ===

                             See accompanying notes
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                  MONEY MARKET
                                                        ===============================
                                                          SIX MONTHS
                                                            ENDED            YEAR ENDED
                                                        JUNE 30, 2005       DECEMBER 31,
                                                          (UNAUDITED)            2004
                                                        -------------       ------------
                                                                 (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .........................      $    8,946           $     4,352
   Net realized gain on investments ..............               2                    15
                                                        ----------           -----------
        NET INCREASE IN NET ASSETS
           RESULTING FROM OPERATIONS ...........             8,948                 4,367
                                                        ----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
     Cash Management Class .......................          (5,225)               (1,707)
     Institutional Class .........................            (613)                 (883)
     PlanAhead Class .............................          (2,683)               (1,553)
     Platinum Class ..............................            (425)                 (209)
   Net realized gain on investments:
     Cash Management Class .......................              (2)                   (5)
     Institutional Class .........................               -                    (3)
     PlanAhead Class .............................               -                    (5)
     Platinum Class ..............................               -                    (2)
                                                        ----------           -----------
        DISTRIBUTIONS TO SHAREHOLDERS:............          (8,948)               (4,367)
                                                        ----------           -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .................       2,406,537             2,055,052
   Reinvestment of dividends and distributions ...           8,218                 4,040
   Cost of shares redeemed .......................      (2,223,273)           (1,865,342)
                                                        ----------           -----------
         NET INCREASE (DECREASE) IN NET ASSETS
            FROM CAPITAL SHARE TRANSACTIONS ......         191,482               193,750
                                                        ----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS ............         191,482               193,750
NET ASSETS:
   Beginning of period ...........................         646,129               452,379
                                                        ----------           -----------
   END OF PERIOD .................................      $  837,611           $   646,129
                                                        ==========           ===========

                             See accompanying notes
--------------------------------------------------------------------------------

================================================================================

U.S. GOVERNMENT MONEY MARKET               MUNICIPAL MONEY MARKET
============================               ======================
  SIX MONTHS                             SIX MONTHS
     ENDED           YEAR ENDED            ENDED            YEAR ENDED
JUNE 30, 2005       DECEMBER 31,       JUNE 30, 2005       DECEMBER 31,
 (UNAUDITED)            2004            (UNAUDITED)            2004
-------------       ------------       -------------       ------------
                           (IN THOUSANDS)
  $     409           $     418           $     53           $     19
          1                   3                  -                  -
  ---------           ---------           --------           --------
        410                 421                 53                 19
  ---------           ---------           --------           --------

       (289)               (297)                 -                  -
          -                   -                  -                  -
        (65)                (93)               (13)                (7)
        (55)                (28)               (40)               (12)

         (1)                 (2)                 -                  -
          -                   -                  -                  -
          -                  (1)                 -                  -
          -                   -                  -                  -
  ---------           ---------           --------           --------
       (410)               (421)               (53)               (19)
  ---------           ---------           --------           --------

     94,491             163,517             10,779             16,442
         70                  48                 53                 19
   (104,657)           (178,586)           (11,162)           (17,626)
  ---------           ---------           --------           --------

    (10,096)            (15,021)              (330)            (1,165)
  ---------           ---------           --------           --------
    (10,096)            (15,021)              (330)            (1,165)

     40,576              55,597              5,178              6,343
  ---------           ---------           --------           --------
  $  30,480           $  40,576           $  4,848           $  5,178
  =========           =========           ========           ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust"), formerly known as the American AAdvantage Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market, American Beacon U.S. Government Money Market and American Beacon Municipal Money Market Funds (each a "Fund" and collectively, the "Funds").

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Differences between the classes include the services offered to and the expenses borne by each class. Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares. Effective October 9, 2003, the Institutional Class of the Municipal Money Market Fund was no longer offered.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:   -> INVESTS ASSETS IN -> AMERICAN BEACON MASTERTRUST:
-----------------                          ----------------------------
Money Market Fund                          Money Market Portfolio
U.S. Government Money                      U.S. Government Money Market
   Market Fund                                Portfolio
Municipal Money Market Fund                Municipal Money Market Portfolio

     Each American Beacon Master Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (11.59%, 15.87% and 15.33% at June 30, 2005 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     All dividends paid by the Municipal Money Market Fund were "exempt-interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 22% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

2.   TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional, PlanAhead and Platinum Classes of the Funds.

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.55% of the average daily net assets of the Platinum Class of each Fund.

     A separate Administrative Services Plan has been adopted for the Cash Management Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.07% of the average daily net assets of the Cash Management Class of each Fund.

  Distribution Plan

     The Trust, except for the Platinum Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Platinum Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of the Platinum class of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

  Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class.

  Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse each Cash Management Class Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.15% and 0.19% for the Money Market and U.S. Government Money Market Funds, respectively.

     The Manager contractually agreed to reimburse the Platinum Class of each Fund for other expenses through February 28, 2006 to the extent that total annual fund operating expenses exceed 0.99%. In addition, the Manager agreed to voluntarily waive additional fees to the extent necessary to preserve a certain

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

minimum level of returns for PlanAhead and Platinum Class Fund shareholders. During the six months ended June 30, 2005, the Manager waived or reimbursed expenses as follows:


FUND                                                             AMOUNT
----                                                            --------
Money Market Fund
   Cash Management Class .....................................  $113,011
   Platinum Class ............................................    15,167
U.S. Government Money Market Fund
   Cash Management Class .....................................    13,553
   Platinum Class ............................................     6,136
Municipal Money Market Fund
   PlanAhead Class ...........................................     1,264
   Platinum Class ............................................    11,914

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

                                      U.S. GOVERNMENT           MUNICIPAL
YEAR           MONEY MARKET             MONEY MARKET           MONEY MARKET
----           ------------           ---------------          ------------
2006             $ 83,552                 $77,375                $18,920
2007              140,252                  38,411                 27,596
2008              128,178                  19,689                 13,178

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2005
------------------------------

                                          CASH MANAGEMENT
MONEY MARKET FUND                              CLASS           INSTITUTIONAL CLASS     PLANAHEAD CLASS      PLATINUM CLASS
-----------------                         ---------------      -------------------     ---------------      --------------
Shares sold ............................      1,757,169               102,275               512,839              34,254
Reinvestment of dividends ..............          5,138                   376                 2,279                 425
Shares redeemed ........................     (1,718,252)              (98,050)             (369,248)            (37,723)
                                             ----------               -------              --------             -------
Net increase (decrease) in shares
   outstanding .........................         44,055                 4,601               145,870              (3,044)
                                             ==========               =======              ========             =======

                                          CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND              CLASS                                    PLANAHEAD CLASS      PLATINUM CLASS
---------------------------------         ---------------                               ---------------      --------------
Shares sold ............................         38,941                                      54,099               1,451
Reinvestment of dividends ..............              -                                          15                  55
Shares redeemed ........................        (45,986)                                    (56,570)             (2,101)
                                              ---------                                    --------             -------
Net decrease in shares outstanding .....         (7,045)                                     (2,456)               (595)
                                              =========                                    ========             =======

MUNICIPAL MONEY MARKET FUND                                                             PLANAHEAD CLASS      PLATINUM CLASS
---------------------------                                                             ---------------      --------------
Shares sold ............................                                                      1,911               8,868
Reinvestment of dividends ..............                                                         13                  40
Shares redeemed ........................                                                     (2,128)             (9,034)
                                                                                           --------             -------
Net decrease in shares outstanding .....                                                       (204)               (126)
                                                                                           ========             =======
Year Ended December 31, 2004
----------------------------
                                          CASH MANAGEMENT
MONEY MARKET FUND                              CLASS           INSTITUTIONAL CLASS      PLANAHEAD CLASS     PLATINUM CLASS
-----------------                         ---------------      -------------------      ---------------     --------------
Shares sold ............................      1,085,469               466,560               437,252              65,771
Reinvestment of dividends ..............          1,712                   710                 1,407                 211
Shares redeemed ........................       (769,990)             (592,216)             (433,193)            (69,943)
                                              ---------              --------              --------             -------
Net increase (decrease) in shares
   outstanding .........................        317,191              (124,946)                5,466              (3,961)
                                              =========              ========              ========             =======

                                          CASH MANAGEMENT
U.S. GOVERNMENT MONEY MARKET FUND             CLASS                                     PLANAHEAD CLASS      PLATINUM CLASS
---------------------------------         ---------------                               ---------------      --------------
Shares sold ............................         90,815                                      68,510               4,192
Reinvestment of dividends ..............              -                                          20                  28
Shares redeemed ........................         84,284)                                    (89,944)             (4,358)
                                               ---------                                   --------             -------
Net increase (decrease) in shares
   outstanding .........................          6,531                                     (21,414)               (138)
                                               ========                                    ========             =======

MUNICIPAL MONEY MARKET FUND                                                              PLANAHEAD CLASS      PLATINUM CLASS
---------------------------                                                              ---------------      --------------
shares sold ............................                                                      5,961              10,481
Reinvestment of dividends ..............                                                          7                  12
Shares redeemed ........................                                                     (7,335)            (10,291)
                                                                                           --------             -------
Net increase (decrease) in shares
   outstanding .........................                                                     (1,367)                202
                                                                                           ========             =======

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                   CASH MANAGEMENT CLASS
                                                               ========================================================
                                                                SIX MONTHS                                 ONE MONTH
                                                                  ENDED       YEAR ENDED DECEMBER 31,         ENDED
                                                                 JUNE 30,   ============================   DECEMBER 31,
                                                                  2005        2004       2003      2002      2001(B)
                                                               -----------  --------   --------   ------   ------------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................      $   1.00     $   1.00   $   1.00   $ 1.00    $  1.00
                                                               --------     --------   --------   ------    -------
    Net investment income(A): ...........................          0.01         0.01       0.01     0.02          -(D)
    Less dividends from net investment income ...........         (0.01)       (0.01)     (0.01)   (0.02)         -(D)
                                                               --------     --------   --------   ------    -------
Net asset value, end of period ..........................      $   1.00     $   1.00   $   1.00   $ 1.00    $  1.00
                                                               ========     ========   ========   ======    =======
Total return ............................................         1.32%(C)     1.30%      1.08%    1.73%      0.19%(C)
                                                               ========     ========   ========   ======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............      $478,641     $434,587   $117,395   $6,641    $15,006
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................         0.15%        0.15%      0.16%    0.19%      0.19%
      Net investment income .............................         2.65%        1.34%      1.03%    1.73%      1.96%
      Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager .........         0.06%        0.08%      0.08%    0.03%          -

                                                                                      INSTITUTIONAL CLASS
                                                               ================================================================
                                                               SIX MONTHS
                                                                 ENDED                    YEAR ENDED DECEMBER 31,
                                                                JUNE 30,    ===================================================
                                                                  2005        2004      2003       2002       2001       2000
                                                               -----------  -------   --------   --------   --------   --------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................       $  1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                -------     -------   --------   --------   --------   --------
    Net investment income(A): ...........................          0.01        0.01       0.01       0.02       0.04       0.06
    Less dividends from net investment income ...........         (0.01)      (0.01)     (0.01)     (0.02)     (0.04)     (0.06)
                                                                -------     -------   --------   --------   --------   --------
Net asset value, end of period ..........................       $  1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                                =======     =======   ========   ========   ========   ========
Total return ............................................         1.26%(C)    1.20%      0.97%      1.67%      4.15%      6.45%
                                                                =======     =======   ========   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............       $38,747     $34,146   $159,092   $474,922   $805,843   $886,608
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................         0.27%       0.24%      0.27%      0.24%      0.25%      0.24%
      Net investment income .............................         2.56%       1.05%      1.00%      1.68%      4.13%      6.17%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........             -           -          -          -          -          -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) The Money Market Fund commenced sales of a fourth class of shares designated as "Cash Management Class" on December 1, 2001.

(C)    Not annualized.

(D)    Amount is less than $0.01 per share.

--------------------------------------------------------------------------------

=================================================================
                         PLANAHEAD CLASS
=================================================================
 SIX MONTHS
   ENDED                    YEAR ENDED DECEMBER 31,
  JUNE 30,   ====================================================
    2005       2004       2003       2002       2001       2000
-----------  --------   --------   --------   --------   --------
(UNAUDITED)
$   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------     --------   --------   --------   --------   --------
    0.01         0.01       0.01       0.01       0.04       0.06
   (0.01)       (0.01)     (0.01)     (0.01)     (0.04)     (0.06)
--------     --------   --------   --------   --------   --------
$   1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
========     ========   ========   ========   ========   ========
   1.15%(C)     0.93%      0.70%      1.37%      3.83%      6.14%
========     ========   ========   ========   ========   ========
$278,308     $132,438   $126,972   $155,535   $163,825   $299,304
   0.50%        0.51%      0.54%      0.54%      0.55%      0.54%
   2.32%        0.94%      0.71%      1.36%      3.83%      5.95%
       -            -          -          -          -          -

===================================================================
                           PLATINUM CLASS
===================================================================
 SIX MONTHS
   ENDED                     YEAR ENDED DECEMBER 31,
  JUNE 30,   ======================================================
    2005       2004        2003        2002       2001       2000
-----------  -------     -------     --------   --------   --------
(UNAUDITED)
 $  1.00     $  1.00     $  1.00     $   1.00   $   1.00   $   1.00
 -------     -------     -------     --------   --------   --------
    0.01           -(D)        -(D)      0.01       0.03       0.06
   (0.01)          -(D)        -(D)     (0.01)     (0.03)     (0.06)
 -------     -------     -------     --------   --------   --------
 $  1.00     $  1.00     $  1.00     $   1.00   $   1.00   $   1.00
 =======     =======     =======     ========   ========   ========
   0.90%(C)    0.46%       0.25%        0.98%      3.45%      5.69%
 =======     =======     =======     ========   ========   ========
 $41,915     $44,958     $48,920     $913,240   $868,395   $800,196
   0.99%       0.99%       0.96%        0.93%      0.93%      0.97%
   1.81%       0.43%       0.38%        0.97%      3.36%      5.54%
   0.06%       0.07%       0.13%        0.01%          -          -

--------------------------------------------------------------------------------

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                    CASH MANAGEMENT CLASS
                                                               ==============================================================
                                                                SIX MONTHS
                                                                  ENDED                  YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,   =================================================
                                                                  2005        2004      2003      2002      2001(B)     2000
                                                               -----------  -------   -------   -------   ---------  -------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................      $  1.00      $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                               -------      -------   -------   -------   -------    -------
    Net investment income(A) ............................         0.01         0.01      0.01      0.02      0.04       0.06
    Less dividends from net investment income ...........        (0.01)       (0.01)    (0.01)    (0.02)    (0.04)     (0.06)
                                                               -------      -------   -------   -------   -------    -------
Net asset value, end of period ..........................      $  1.00      $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
                                                               =======      =======   =======   =======   =======    =======
Total return ............................................        1.28%(D)     1.22%     1.04%     1.67%     4.09%      6.31%
                                                               =======      =======   =======   =======   =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands) ............      $21,545      $28,591   $22,060   $38,310   $66,302    $36,391
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................        0.19%        0.19%     0.19%     0.19%     0.25%      0.26%
      Net investment income .............................        2.55%        1.21%     1.04%     1.69%     3.74%      6.16%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........        0.12%        0.10%     0.18%     0.04%         -          -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) Prior to December 1, 2001, the Cash Management Class of the American Beacon U.S. Government Money Market Fund was known as the Institutional Class of the American Beacon U.S. Government Money Market Fund. The Institutional Class had a higher expense structure than the Cash Management Class.

(C)    Amount is less than $0.01 per share.

(D)    Not annualized.

--------------------------------------------------------------------------------

==================================================================================================================================
                        PLANAHEAD CLASS                                                          PLATINUM CLASS
===============================================================               ====================================================
SIX MONTHS                                                        SIX MONTHS
  ENDED                    YEAR ENDED DECEMBER 31,                  ENDED                    YEAR ENDED DECEMBER 31,
 JUNE 30,    ==================================================    JUNE 30,   ====================================================
   2005       2004        2003      2002       2001      2000        2005       2004       2003        2002       2001       2000
-----------  ------     -------   --------   -------   -------   -----------   ------     ------     --------   --------   -------
(UNAUDITED)                                                      (UNAUDITED)
 $ 1.00      $ 1.00     $  1.00   $   1.00   $  1.00   $  1.00     $ 1.00      $ 1.00     $ 1.00     $   1.00   $   1.00   $  1.00
 ------      ------     -------   --------   -------   -------     ------      ------     ------     --------   --------   -------
   0.01           -(C)     0.01       0.01      0.04      0.06       0.01           -(C)       -(C)      0.01       0.03      0.05
  (0.01)          -(C)    (0.01)     (0.01)    (0.04)    (0.06)     (0.01)          -(C)       -(C)     (0.01)     (0.03)    (0.05)
 ------      ------     -------   --------   -------   -------     ------      ------     ------     --------   --------   -------
 $ 1.00      $ 1.00     $  1.00   $   1.00   $  1.00   $  1.00     $ 1.00      $ 1.00     $ 1.00     $   1.00   $   1.00   $  1.00
 ======      ======     =======   ========   =======   =======     ======      ======     ======     ========   ========   =======
  1.09%(D)    0.85%       0.61%      1.30%     3.79%     5.95%      0.88%(D)    0.42%      0.24%        0.90%      3.37%     5.53%
 ======      ======     =======   ========   =======   =======     ======      ======     ======     ========   ========   =======
 $2,914      $5,370     $26,785   $175,115   $78,934   $65,795     $6,021      $6,615     $6,752     $119,833   $112,670   $78,857
  0.56%       0.56%       0.58%      0.55%     0.55%     0.60%      0.99%       0.98%      1.00%        0.95%      0.95%     1.00%
  2.17%       0.68%       0.72%      1.25%     3.59%     5.81%      1.76%       0.40%      0.31%        0.88%      3.20%     5.40%
      -       0.01%       0.04%          -         -         -      0.20%       0.17%      0.20%        0.03%          -         -

--------------------------------------------------------------------------------

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                                                      PLANAHEAD CLASS
                                                                ==========================================================
                                                                SIX MONTHS
                                                                  ENDED                 YEAR ENDED DECEMBER 31,
                                                                 JUNE 30,   ==============================================
                                                                   2005      2004       2003       2002     2001     2000
                                                               -----------  ------     ------     ------   ------   ------
                                                               (UNAUDITED)
Net asset value, beginning of period ....................       $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00
                                                                ------      ------     ------     ------   ------   ------
    Net investment income(A): ...........................         0.01           -(B)       -(B)    0.01     0.02     0.04
    Less dividends from net investment income ...........        (0.01)          -(B)       -(B)   (0.01)   (0.02)   (0.04)
                                                                ------      ------     ------     ------   ------   ------
Net asset value, end of period ..........................       $ 1.00      $ 1.00     $ 1.00     $ 1.00   $ 1.00   $ 1.00
                                                                ======      ======     ======     ======   ======   ======
Total return ............................................        0.65%(C)    0.31%      0.32%      0.93%    2.25%    3.61%
                                                                ======      ======     ======     ======   ======   ======
Ratios and supplemental data:
    Net assets, end of period (in thousands): ...........       $1,502      $1,706     $3,072     $7,346   $3,669   $5,175
    Ratios to average net assets (annualized)(A):
      Expenses ..........................................        0.97%       0.94%      0.81%      0.57%    0.58%    0.63%
      Net investment income .............................        1.36%       0.24%      0.36%      0.94%    2.30%    3.48%
      Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager ...........        0.13%       0.10%      0.12%          -        -        -

-------------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.

(B)    Amount is less than $0.01 per share.

(C)    Not annualized.

--------------------------------------------------------------------------------

=================================================================
                           PLATINUM CLASS
=================================================================
 SIX MONTHS
   ENDED                      YEAR ENDED DECEMBER 31,
  JUNE 30,   ====================================================
    2005      2004       2003        2002        2001      2000
-----------  ------     ------     -------     -------   -------
(UNAUDITED)
  $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00   $  1.00
  ------     ------     ------     -------     -------   -------
    0.01          -(B)       -(B)        -(B)     0.02      0.03
   (0.01)         -(B)       -(B)        -(B)    (0.02)    (0.03)
  ------     ------     ------     -------     -------   -------
  $ 1.00     $ 1.00     $ 1.00     $  1.00     $  1.00   $  1.00
  ======     ======     ======     =======     =======   =======
   0.64%(C)   0.31%      0.20%       0.51%       1.82%     3.21%
  ======     ======     ======     =======     =======   =======
  $3,346     $3,472     $3,271     $71,132     $59,427   $89,602
   0.99%      0.97%      1.01%       0.99%       1.00%     1.02%
   1.42%      0.29%      0.21%       0.52%       1.87%     3.17%
   0.43%      0.61%      0.34%       0.02%           -         -

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                  PAR
                                                                                 AMOUNT           VALUE
                                                                                --------        ----------
                                                                                  (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 16.81%
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005 ....................        $450,000        $  450,000
Goldman Sachs, 3.43%, Due 7/1/2005 .....................................         765,000           765,000
                                                                                                ----------
      TOTAL REPURCHASE AGREEMENTS ......................................                         1,215,000
                                                                                                ----------
EURODOLLAR TIME DEPOSITS - 12.07%
ABN AMRO Bank, 3.36%, Due 7/1/2005 .....................................         325,000           325,000
National City Bank, 3.29%, Due 7/1/2005 ................................         272,296           272,296
Societe Generale, 3.344%, Due 7/1/2005 .................................         275,000           275,000
                                                                                                ----------
      TOTAL EURODOLLAR TIME DEPOSITS ...................................                           872,296
                                                                                                ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 30.13%
Barclays Bank, 3.38%, Due 9/29/2005 ....................................          75,000            49,989
BNP Paribas,
   3.204%, Due 8/23/2005 ...............................................          72,000            71,994
   3.105%, Due 1/30/2006 ...............................................          88,000            87,977
Credit Lyonnais, 3.305%, Due 9/12/2005 .................................          97,000            96,987
Credit Suisse First Boston,
   3.28%, Due 11/10/2005 ...............................................         100,000           100,006
   3.50%, Due 12/29/2005 ...............................................          20,400            20,404
   3.24%, Due 2/6/2006 .................................................          10,000            10,002
   3.48%, Due 5/10/2006 ................................................         150,000           150,049
Fifth Third Bank, 3.188%, Due 11/14/2005 ...............................         197,000           196,960
ForeningsSparbanken AB, 3.13%, Due 7/29/2005 ...........................          75,000            74,998
HSBC Bank USA, 3.22%, Due 5/4/2006 .....................................          85,000            85,030
JP Morgan Chase Bank, NA,
   3.31%, Due 5/1/2006 .................................................          10,000            10,011
   3.319%, Due 5/5/2006 ................................................          25,000            25,029
Nordea Bank Finland, PLC, 3.10%, Due 10/27/2005 ........................          25,000            24,994
Royal Bank of Scotland, 3.24%, Due 7/21/2006 ...........................         150,000           150,000
Societe Generale, 3.105%, Due 1/30/2006 ................................          50,000            49,975
SouthTrust Bank,
   3.19%, Due 8/12/2005 ................................................         150,000           149,995
   3.35%, Due 12/14/2005 ...............................................          40,000            39,995
SunTrust Bank,
   3.529%, Due 10/3/2005 ...............................................          62,230            62,235
   3.20%, Due 5/12/2006 ................................................         150,000           150,000
Toronto Dominion Bank, 3.30%, Due 9/12/2005 ............................         100,000            99,986
UBS AG, 3.09%, Due 1/30/2006 ...........................................          50,000            49,975
Unicredito Italiano,
   3.07%, Due 10/20/2005 ...............................................         100,000            99,985
   3.367%, Due 12/19/2005 ..............................................         166,000           165,959
US Bank, NA,
   3.415%, Due 12/29/2005 ..............................................         125,000           124,985
   3.335%, Due 3/8/2006 ................................................          30,000            29,999
                                                                                                ----------
      TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES .......                         2,177,519
                                                                                                ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 4.15%
Goldman Sachs Group, 3.288%, Due 5/10/2006 .............................         300,000           300,000
                                                                                                ----------
      TOTAL VARIABLE RATE PROMISSORY NOTES .............................                           300,000
                                                                                                ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.08%
Metropolitan Life Insurance Company, 6.81%, Due 12/1/2005 ..............         150,000           150,000
                                                                                                ----------
      TOTAL VARIABLE RATE FUNDING AGREEMENTS ...........................                           150,000
                                                                                                ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND E) - 0.67%
Galaxy Funding, Incorporated, 3.45%, Due 9/29/2005 .....................          49,000            48,580
                                                                                                ----------
      TOTAL ASSET-BACKED COMMERCIAL PAPER ..............................                            48,580
                                                                                                ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 33.80%
American Honda Finance Corporation, 144A (Note C)
   3.62%, Due 10/7/2005 ................................................          25,000            25,006
   3.47%, Due 2/6/2006 .................................................          13,000            13,021

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

                                                                                  PAR
                                                                                 AMOUNT           VALUE
                                                                                --------        ----------
                                                                                  (DOLLARS IN THOUSANDS)
   3.22%, Due 2/13/2006 ................................................        $ 25,000        $   25,000
   3.334%, Due 2/21/2006 ...............................................          35,120            35,138
   3.32%, Due 3/7/2006 .................................................          25,000            25,000
Bayerische Landesbank Girozentrale, 3.46%, Due 2/1/2006 ................          24,000            24,042
Caterpillar Financial Services, 3.328%, Due 8/15/2005 ..................          71,000            71,008
Citigroup, Incorporated, 3.555%, Due 3/20/2006 .........................          37,000            37,045
Citigroup Global Markets Holdings, Incorporated,
   3.44%, Due 12/12/2005 ...............................................          18,000            18,007
   3.424%, Due 3/16/2006 ...............................................          50,585            50,600
   3.49%, Due 6/6/2006 .................................................          25,000            25,040
Fifth Third Bank, 3.041%, Due 11/1/2005 ................................          75,000            74,989
General Electric Capital Corporation,
   3.41%, Due 2/3/2006 .................................................          97,544            97,679
   3.42%, Due 2/6/2006 .................................................          30,275            30,320
   3.42%, Due 5/12/2006 ................................................          10,983            11,003
   3.34%, Due 7/17/2006 ................................................         180,000           180,000
General Electric Company, 3.211%, Due 10/24/2005 .......................          43,975            43,985
Halifax Bank of Scotland plc, 144A (Note C)
   3.16%, Due 1/12/2006 ................................................         106,000           106,028
   3.20%, Due 1/26/2006 ................................................          23,000            23,008
Household Finance Corporation, 3.37%, Due 8/18/2005 ....................         211,250           211,284
Merrill Lynch & Company, Incorporated, 3.471%, Due 3/17/2006 ...........          45,000            45,027
Metropolitan Life Global Funding I, 3.441%, Due 3/17/2006,
   144A (Note C) .......................................................          22,000            22,009
Monumental Global Funding II, 144A (Note C)
   3.70%, Due 7/1/2005 .................................................         102,000           102,000
   3.15%, Due 7/6/2005 .................................................          65,700            65,700
JP Morgan Chase & Company, 3.39%, Due 10/31/2005 .......................          10,000            10,007
Morgan Stanley Group, Incorporated, 3.75%, Due 3/27/2006 ...............         284,100           284,724
Paccar Financial Corporation,
   3.07%, Due 7/11/2005 ................................................          50,000            50,000
   3.361%, Due 9/16/2005 ...............................................          40,000            39,998
Toyota Motor Credit Corporation,
   3.53%, Due 10/7/2005 ................................................          70,000            70,003
   3.24%, Due 11/18/2005 ...............................................          50,000            50,001
   3.11%, Due 7/14/2006 ................................................         175,000           175,034
US Bancorp, 3.564%, Due 9/16/2005 ......................................          20,095            20,102
Wells Fargo and Company,
   3.51%, Due 9/29/2005 ................................................          76,580            76,591
   3.45%, Due 3/3/2006 .................................................          86,613            86,694
   3.48%, Due 6/12/2006 ................................................          67,500            67,589
   3.19%, Due 7/15/2006, 144A (Note C) .................................         150,000           150,000
                                                                                                ----------
      TOTAL VARIABLE RATE MEDIUM-TERM NOTES ............................                         2,442,682
                                                                                                ----------
TOTAL INVESTMENTS - 99.71% (Cost $7,206,077) ...........................                         7,206,077
                                                                                                ----------
OTHER ASSETS, NET OF LIABILITIES - 0.29% ...............................                            19,942
                                                                                                ----------
TOTAL NET ASSETS - 100% ................................................                        $7,226,019
                                                                                                ==========

-------------------

Based on the cost of investments of $7,206,077 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.00% - 7.50%, Due 12/1/2008 - 7/1/2035, Total Value - $459,000; and for Goldman Sachs, 3.553%
     - 6.50%, Due 6/1/2018 - 12/1/2044 Total Value - $780,300.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $640,490 or 8.86% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT             VALUE
                                                                                                   -------           --------
                                                                                                     (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note A) - 48.37%
Banc of America Securities, LLC, 3.42%, Due 7/1/2005 ......................................        $10,000           $ 10,000
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005 .......................................         40,000             40,000
Goldman Sachs, 3.43%, Due 7/1/2005 ........................................................         43,046             43,046
                                                                                                                     --------
      TOTAL REPURCHASE AGREEMENTS .........................................................                            93,046
                                                                                                                     --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 51.42%
Federal Home Loan Bank,
   Variable Rate Note, 3.224%, Due 7/26/2005 (Note C) .....................................         15,000             15,000
   Variable Rate Note, 3.045%, Due 8/2/2005 (Note C) ......................................         15,000             15,000
   Variable Rate Note, 3.003%, Due 10/5/2005 (Note C) .....................................          5,000              4,999
Federal Home Loan Mortgage Corporation,
   Variable Rate Note, 3.34%, Due 12/27/2006 (Note B) .....................................         10,000              9,991
   Variable Rate Note, 7.00%, Due 7/15/2005 (Note B) ......................................          5,000              5,008
   Variable Rate Note, 1.085%, Due 9/9/2005 (Note C) ......................................          5,000              5,000
Federal National Mortgage Association,
   Discount Note, 3.35%, Due 9/14/2005 (Note B) ...........................................          2,662              2,643
   Variable Rate Note, 3.314%, Due 12/22/2006 (Note C) ....................................         10,000              9,991
   Variable Rate Note, 3.39%, Due 10/3/2005 (Note C) ......................................         16,300             16,297
   Variable Rate Note, 3.064%, Due 12/9/2005 (Note C) .....................................         15,000             14,996
                                                                                                                     --------
      TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ............................................                            98,625
                                                                                                                     --------
TOTAL INVESTMENTS - 99.79% (Cost $191,971) ................................................                           191,971
                                                                                                                     --------
OTHER ASSETS, NET OF LIABILITIES - 0.21% ..................................................                               406
                                                                                                                     --------
TOTAL NET ASSETS - 100% ...................................................................                          $192,377
                                                                                                                     ========

-------------------

Based on the cost of investments of $191,971 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.50%, Due 7/1/2020, Total Value - $10,200; and Barclays Capital, Incorporated, 4.13% - 6.50%, Due 6/1/2019 - 6/1/2035, Total Value - $40,800;
    and Goldman Sachs, 5.50%, Due 6/1/2035, Total Value - $43,907.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT           VALUE
                                                                                                   -------         --------
                                                                                                     (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS (Note A) - 96.24%

COLORADO - 10.46%

Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute Electric
   Company Project), Bond Insurance - Ambac Assurance Corporation, 2.65%,
   Due 7/1/2010, SPA Societe Generale ......................................................        $3,300          $ 3,300
                                                                                                                    -------
      TOTAL COLORADO .......................................................................                          3,300
                                                                                                                    -------
FLORIDA - 12.13%

Alachua County, Florida Housing Financial Authority, Multifamily Housing
   Revenue Bonds, Series 2001 (University Cove Apartment Project), 2.34%,
   Due 6/15/2034, LOC SouthTrust Bank, NA ..................................................         1,830            1,830
Orange County Health Facilities Authority, Variable Rate Demand Revenue
   Bonds, Series 1992 (Adventist Health System/Sunbelt, Inc.) 2.32%,
   Due 11/15/2014, LOC - Suntrust Bank .....................................................         2,000            2,000
                                                                                                                    -------
      TOTAL FLORIDA ........................................................................                          3,830
                                                                                                                    -------
ILLINOIS - 5.70%

Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series 1997
   (Avatar Corporation Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank .................         1,800            1,800
                                                                                                                    -------
      TOTAL ILLINOIS .......................................................................                          1,800
                                                                                                                    -------
INDIANA - 3.17%

Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
   (ND-Tech Corporation Project), 2.40%, Due 7/1/2009, LOC Societe Generale ................         1,000            1,000
                                                                                                                    -------
      TOTAL INDIANA ........................................................................                          1,000
                                                                                                                    -------
KENTUCKY - 11.10%

Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001
   (North American Stainless, L.P.) 2.01%, Due 5/1/2031, LOC Fifth Third Bank ..............          1,100           1,100
County of Breckinridge, Kentucky Association of Counties Leasing Trust,
   Lease Program Revenue Bonds, Series 2001A, 2.00%, Due 2/1/2031, LOC US Bank .............          2,405           2,405
                                                                                                                    -------
      TOTAL KENTUCKY .......................................................................                          3,505
                                                                                                                    -------
MARYLAND - 5.32%

Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I
   (The Grand), 2.01%, Due 6/1/2030, LOC Federal National Mortgage Association .............          1,680           1,680
                                                                                                                    -------
      TOTAL MARYLAND .......................................................................                          1,680
                                                                                                                    -------
MICHIGAN - 8.81%

Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Series XII-X,
   Bond Insurance - Ambac Assurance Corporation, 2.03%, Due 9/1/2031, SPA Lloyds TSB .......          1,000           1,000
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily
   Housing Revenue Refunding Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York ..............          1,780           1,780
                                                                                                                    -------
      TOTAL MICHIGAN .......................................................................                          2,780
                                                                                                                    -------
NEVADA - 3.17%

Nevada Housing Divison-Variable Rate Demand Multi-Unit Housing Revenue Bonds-Series 2004
   (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank .......................          1,000           1,000
                                                                                                                    -------
      TOTAL NEVADA .........................................................................                          1,000
                                                                                                                    -------
NEW YORK - 7.60%

New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds,
   2002A (First Avenue Development), 2.25%, Due 10/15/2035, LOC Bank of New York Series ....            800             800
New York State Housing Finance Agency, 66 West 38th Sreet Housing Revenue Bonds,
   Series 2000A, 2.29%, Due 5/15/2033, LOC Bank of New York ................................          1,600           1,600
                                                                                                                    -------
      TOTAL NEW YORK .......................................................................                          2,400
                                                                                                                    -------

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

                                                                                                     PAR
                                                                                                    AMOUNT           VALUE
                                                                                                   -------         --------
                                                                                                     (DOLLARS IN THOUSANDS)
OHIO - 5.39%

Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
   (Waste Management, Incorporated Project), 2.45%, Due 7/1/2020, LOC Fleet National Bank ......    $1,700          $ 1,700
                                                                                                                    -------
      TOTAL OHIO ...............................................................................                      1,700
                                                                                                                    -------
PENNSYLVANIA - 6.13%

Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds,
   Series 1995 (Grafika Commerial Printing Inc.), 2.39%, Due 9/1/2010,
   LOC First Union National Bank ...............................................................     1,035            1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
   Commercial Development Bonds (William Penn Plaza Project), 2.75%,
   Due 12/1/2016, LOC PNC Bank, NA .............................................................       900              900
                                                                                                                    -------
      TOTAL PENNSYLVANIA .......................................................................                      1,935
                                                                                                                    -------
TEXAS - 8.87%

City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities
   Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership Project) 2.03%,
   Due 9/1/2031, LOC Bank One ..................................................................     1,200            1,200
Mansfield Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds,
   Series 1986, 2.30%, Due 11/1/2026, LOC - Bank of New York ...................................     1,600            1,600
                                                                                                                    -------
      TOTAL TEXAS ..............................................................................                      2,800
                                                                                                                    -------
UTAH - 3.64%

Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
   (Holman, Inc. Project), 2.05%, Due 8/1/2031, LOC Wachovia Bank, NA ..........................     1,150            1,150
                                                                                                                    -------
      TOTAL UTAH ...............................................................................                      1,150
                                                                                                                    -------
WYOMING - 4.75%

Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
   Series 1990A (Pacificorp Project), 2.28%, Due 7/1/2015, LOC First National Bank .............     1,500            1,500
                                                                                                                    -------
      TOTAL WYOMING ............................................................................                      1,500
                                                                                                                    -------
      TOTAL MUNICIPAL OBLIGATIONS ..............................................................                     30,380
                                                                                                                    -------

                                                                                                     SHARES
                                                                                                   ----------
OTHER INVESTMENTS - 3.47%
Dreyfus Municipal Cash Management Plus, Inc. ...................................................         12              -
Federated Municipal Obligations Fund ...........................................................    932,882             933
BlackRock Provident MuniCash Fund ..............................................................    162,133             162
                                                                                                                    -------
      TOTAL OTHER INVESTMENTS ..................................................................                      1,095
                                                                                                                    -------
TOTAL INVESTMENTS - 99.71% (Cost $31,475) ......................................................                     31,475
                                                                                                                    -------
OTHER ASSETS, NET OF LIABILITIES - 0.29% .......................................................                         92
                                                                                                                    -------
TOTAL NET ASSETS - 100% ........................................................................                    $31,567
                                                                                                                    =======

-------------------

Based on the cost of investments of $31,475 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
================================================================================

                                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                                        MONEY MARKET         MONEY MARKET             MONEY MARKET
                                                                        ============        ===============           ============
                                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $5,991,077,
      $98,925 and $31,475, respectively) ............................    $5,991,077             $ 98,925                 $31,475
   Repurchase agreements (cost - $1,215,000,
      $93,046 and $0 respectively) ..................................     1,215,000               93,046                       -
   Receivable from interfund lending ................................         1,964                    -                       -
   Dividends and interest receivable ................................        18,641                  421                     100
   Prepaid expenses .................................................           136                   12                       1
                                                                         ----------             --------                 -------
      TOTAL ASSETS ..................................................     7,226,818              192,404                  31,576
                                                                         ----------             --------                 -------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .........           640                   19                       4
   Other liabilities ................................................           159                    8                       5
                                                                         ----------             --------                 -------
      TOTAL LIABILITIES .............................................           799                   27                       9
                                                                         ----------             --------                 -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ............    $7,226,019             $192,377                 $31,567
                                                                         ==========             ========                 =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================


                                                                                          U.S. GOVERNMENT     MUNICIPAL
                                                                          MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                          ============    ===============    ============
                                                                                          (IN THOUSANDS)
INVESTMENT INCOME:
     Interest income ................................................        $91,846           $3,381            $452
                                                                             -------           ------            ----
           TOTAL INVESTMENT INCOME ..................................         91,846            3,381             452
                                                                             -------           ------            ----
EXPENSES:
     Management and investment advisory fees (Note 2) ...............          3,262              123              20
     Custodian fees .................................................            190                7               1
     Professional fees. .............................................             80                4               -
     Other expenses .................................................             91                5               1
                                                                             -------           ------            ----
           TOTAL EXPENSES ...........................................          3,623              139              22
                                                                             -------           ------            ----
NET INVESTMENT INCOME ...............................................         88,223            3,242             430
                                                                             -------           ------            ----
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ...............................             13                6               -
                                                                             -------           ------            ----
           NET GAIN ON INVESTMENTS ..................................             13                6               -
                                                                             -------           ------            ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................        $88,236           $3,248            $430
                                                                             =======           ======            ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                  U.S. GOVERNMENT
                                                                    MONEY MARKET                    MONEY MARKET
                                                            ============================   =============================
                                                              SIX MONTHS                     SIX MONTHS
                                                                ENDED                          ENDED
                                                               JUNE 30,     YEAR ENDED        JUNE 30,      YEAR ENDED
                                                                 2005       DECEMBER 31,       2005         DECEMBER 31,
                                                             (UNAUDITED)       2004         (UNAUDITED)         2004
                                                            -------------   ------------   -------------   -------------
                                                                                   (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income .............................     $     88,223    $     70,915        $   3,242    $     3,441
    Net realized gain on investments ..................               13             208                6             15
                                                            ------------    ------------        ---------    -----------
          TOTAL INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS .......................           88,236          71,123            3,248          3,456
                                                            ------------    ------------        ---------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions .....................................       51,533,535      59,602,193          701,467      1,351,736
    Withdrawals .......................................      (49,802,173)    (59,216,512)        (761,857)    (1,340,743)
                                                            ------------    ------------        ---------    -----------
          NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM TRANSACTIONS IN
                INVESTORS' BENEFICIAL INTERESTS .......        1,731,362         385,681          (60,390)        10,993
                                                            ------------    ------------        ---------    -----------
          NET INCREASE (DECREASE) IN NET ASSETS .......        1,819,598         456,804          (57,142)        14,449
                                                            ------------    ------------        ---------    -----------

NET ASSETS:
    Beginning of period ...............................        5,406,421       4,949,617          249,519        235,070
                                                            ------------    ------------        ---------    -----------
    END OF PERIOD .....................................     $  7,226,019    $  5,406,421        $ 192,377    $   249,519
                                                            ============    ============        =========    ===========

                                                                        MUNICIPAL
                                                                      MONEY MARKET
                                                             ====================================
                                                               SIX MONTHS
                                                                 ENDED
                                                               JUNE 30,               YEAR ENDED
                                                                 2005                DECEMBER 31,
                                                              (UNAUDITED)                2004
                                                             ------------           -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:                                                    $    430                $    464
    Net investment income .............................
    Net realized gain on investments ..................               -                       -
                                                               --------                --------
          TOTAL INCREASE IN NET ASSETS RESULTING
                FROM OPERATIONS .......................             430                     464
                                                               --------                --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions .....................................          43,164                  56,379
    Withdrawals .......................................         (47,321)                (61,336)
                                                               --------                --------
          NET INCREASE (DECREASE) IN NET ASSETS
                RESULTING FROM TRANSACTIONS IN
                INVESTORS' BENEFICIAL INTERESTS .......          (4,157)                 (4,957)
                                                               --------                --------
          NET INCREASE (DECREASE) IN NET ASSETS .......          (3,727)                 (4,493)
                                                               --------                --------
NET ASSETS:
    Beginning of period ...............................          35,294                  39,787
                                                               --------                --------
    END OF PERIOD .....................................        $ 31,567                $ 35,294
                                                               ========                ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                    MONEY MARKET
                                                   ===============================================================================
                                                   SIX MONTHS
                                                      ENDED                              YEAR ENDED DECEMBER 31,
                                                     JUNE 30,     ================================================================
                                                      2005           2004          2003          2002         2001         2000
                                                   ------------   ----------    ----------    ----------    ---------    --------
                                                   (UNAUDITED)
Total return ...................................      1.34%(A)       1.34%          1.13%        1.81%        4.30%        N/A
Ratios to average net assets (annualized):
     Expenses ..................................      0.11%          0.11%          0.11%        0.11%        0.11%        0.11%
     Net investment income .....................      2.70%          1.30%          1.14%        1.81%        3.95%        6.40%

-------------------

(A)    Not annualized.

--------------------------------------------------------------------------------

================================================================================
                           U.S. GOVERNMENT MONEY MARKET
================================================================================
SIX MONTHS
   ENDED                              YEAR ENDED DECEMBER 31,
  JUNE 30,     =================================================================
   2005           2004          2003          2002         2001          2000
------------   ----------    ----------    -----------  -----------   ----------
(UNAUDITED)
  1.33%(A)       1.30%         1.11%          1.74%        4.24%         N/A

  0.11%          0.11%         0.12%          0.12%        0.11%        0.13%
  2.63%          1.30%         1.13%          1.71%        3.99%        6.27%

================================================================================
                           MUNICIPAL MONEY MARKET
================================================================================
SIX MONTHS
   ENDED                              YEAR ENDED DECEMBER 31,
  JUNE 30,     =================================================================
   2005           2004          2003          2002         2001          2000
------------   ----------    ----------    -----------  -----------   ----------
(UNAUDITED)
   1.08%(A)       1.18%        1.08%          1.39%        2.71%          N/A

   0.11%          0.11%        0.12%          0.12%        0.13%         0.13%
   2.20%          1.14%        1.05%          1.39%        2.71%         4.05%

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

    Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the six months ended June 30, 2005, the Money Market Portfolio earned $703 under the credit facility. This amount is included in interest income on the financial statements.

  Other

    Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited)
================================================================================

    At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

    The Trustees considered, among other materials, response by the Manager to inquiries requesting:

    o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

    o a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

    o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

    o a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

    o a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

    o an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

    o an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

    o a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

    o description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

    o a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

    o a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

    o a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

    o a description of trade allocation procedures among accounts managed by the Manager;

    o a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

    o information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

    o   a description of the Manager's affiliation with any broker-dealer;

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

    o a discussion of any anticipated change in the Manager's controlling persons;

    o verification of the Manager's insurance coverage with regards to the services provided to the Funds;

    o a table comparing the performance of each Fund to appropriate indices, including comments on each Fund's relative performance;

    o   a table detailing the Manager's profitability with respect to each Fund;

    o   an analysis of any material complaints received from Fund shareholders;

    o a description of how expenses that are not readily identifiable to a particular Fund are allocated; and

    o   any ideas for the future growth and efficient operation of the Funds.

    The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds.

    Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS
----------------------------------------

    In determining whether to approve the continuance of the Management Agreement, the Trustees considered the best interests of each Fund separately. In each instance, the Trustees considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the Manager; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

    With respect to the renewal of the Management Agreement, the Trustees considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new series so as to enhance the Trust's product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; and the addition of personnel to manage the Funds, promote sales and improve services.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MONEY MARKET FUND
-------------------------------------------------------------------------------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Institutional Class of the Money Market Fund underperformed its peer group for all reported periods ended December 31, 2004 due to the relatively higher expense ratio of the Fund in a low interest rate environment; (2) the total expense ratio of the Institutional Class of Fund shares was higher than its peer group average, although contractual management fees were among the lowest of its peer group; (3) the management fees for the Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio of the Platinum Class was

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

higher than its peers; (4) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund;
(5) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (6) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Cash Management and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Money Market Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE MUNICIPAL MONEY
-----------------------------------------------------------------------------
MARKET FUND
-----------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the PlanAhead Class of the Municipal Money Market Fund underperformed its peer group for all periods ended December 31, 2004, primarily due to its low asset size and relatively higher total expense ratio; (2) the expense ratio of the PlanAhead Class of Fund shares was higher than its peer group average, although the management fee portion of the expense ratio was substantially below its peer group and the broader universe of comparable funds; (3) the management fees for the Municipal Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio was higher than its peers;
(4) the Manager incurred a loss on the services it provided to the Fund; (5) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund; (6) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (7) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the PlanAhead and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Municipal Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Municipal Money Market Fund.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO THE U.S. GOVERNMENT
-----------------------------------------------------------------------------
MONEY MARKET FUND
-----------------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Cash Management Class of the U.S. Government Money Market Fund had substantially above-average performance for all reported periods ended December 31, 2004; (2) the management fees for the U.S. Government Money Market Fund were lower than the average of the Fund's peer group and other comparable funds, although the total expense ratio of the Platinum Class was higher than

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

its peers; (3) the expense ratio of the Cash Management Class of Fund shares was lower than its peer group average and other comparable funds; (4) the Manager incurred a loss on the services it provided to the Fund; (5) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund; (6) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; and (7) the Manager has contractually agreed to continue to waive fees and/or reimburse Fund expenses to the extent necessary to maintain a competitive total expense ratio for the Cash Management and Platinum Classes of shares of the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the U.S. Government Money Market Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the U.S. Government Money Market Fund.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

              [LOGO OF AMERICAN BEACON FUND] AMERICAN BEACON
                                             FUNDS(SM)

================================================================================

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

                   [LOGO OF KEYBOARD]                                                [LOGO OF MOUSE]

                      BY E-MAIL:                                                     ON THE INTERNET:

           American_Beacon.Funds@ambeacon.com                         Visit our website at www.americanbeaconfunds.com
----------------------------------------------------------------------------------------------------------------------------------

                  [LOGO OF TELEPHONE:]                                                [LOGO OF MAIL]

                     BY TELEPHONE:                                                        BY MAIL:

Cash Management Class              PlanAhead Class(R)             Cash Management Class                     PlanAhead Class(R)
 Institutional Class               ------------------              Institutional Class                      ------------------
 -------------------              Call (800) 388-3344               Platinum Class(sm)                     American Beacon Funds
  Call (800) 658-5811                                               ------------------                        P.O. Box 219643
                                                                   American Beacon Funds                 Kansas City, MO 64121-9643
  Platinum Class(sm)                                           4151 Amon Carter Blvd., MD 2450
  ------------------                                                Fort Worth, TX 76155
  Call (800) 967-9009
----------------------------------------------------------------------------------------------------------------------------------

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each fiscal quarter.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

==============================    ================================    ========================    ========================
 CUSTODIAN                         TRANSFER AGENT                      INDEPENDENT REGISTERED      DISTRIBUTOR
 STATE STREET BANK AND TRUST       BOSTON FINANCIAL DATA SERVICES      PUBLIC ACCOUNTING FIRM      FORESIDE FUND SERVICES
 Boston, Massachusetts             Kansas City, Missouri               ERNST & YOUNG LLP           Portland, Maine
                                                                       Chicago, Illinois

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds is aservice mark of AMR Corporation. PlanAhead Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Fund, American Beacon U.S. Government Money Market Fund, and American Beacon Municipal Money Market Fund are service marks of American Beacon Advisors, Inc.

[LOGO OF AMERICAN BEACON FUNDS] AMERICAN BEACON
                                FUNDS(SM)

4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155

1.800.658.5811

www.americanbeaconfunds.com                                               534553

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio, U.S. Government Money Market Portfolio and Municipal Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 2, 2005